Initial Public Offering (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Aug. 16, 2021	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2023
Statement [Line Items]
Share price			$ 11.07	$ 11.07
Proceeds from issuance initial public offering		$ 111,575,715
Deferred underwriting commissions		$ 4,025,000	$ 4,025,000	$ 4,025,000
Common stock par value			$ 18.00	$ 18.00
Public Warrant [Member]
Statement [Line Items]
Common stock par value			11.50	11.50
IPO [Member]
Statement [Line Items]
Sale of stock	10,000,000
Share price	$ 10.00		$ 11.07	$ 11.07
Proceeds from issuance initial public offering	$ 100,000,000
Payments of stock issuance costs	6,624,000
Deferred underwriting commissions	$ 3,500,000
IPO [Member] | Maximum [Member]
Statement [Line Items]
Number of shares purchased	1,500,000
Over-Allotment Option [Member]
Statement [Line Items]
Share price	$ 10.00
Proceeds from issuance initial public offering	$ 15,000,000
Payments of stock issuance costs	825,000
Deferred underwriting commissions	$ 525,000
Number of shares purchased	1,500,000
Over-Allotment Option [Member] | Maximum [Member]
Statement [Line Items]
Number of shares purchased	1,500,000